Leases - Summary of Right-of-use Assets and Lease Liabilities Regarding Building Lease (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information about Right of Use Assets and Lease Liabilities [Line Items]
Balance Beginning
Interest expense on lease liabilities	$ 572	265
Buildings [member]
Disclosure of Detailed Information about Right of Use Assets and Lease Liabilities [Line Items]
Balance Beginning	5,229	1,431
Balance Ending	4,514	5,229
Balance Beginning	3,583	1,154
Additions to lease liabilities	2,362	3,502
Interest expense on lease liabilities	572	265
Principal payments on leases	(1,541)	(1,228)
Reclassification to liabilities associated with the assets held for sale	(607)
Effect of change in foreign currency	130	(110)
Balance Ending	4,499	3,583
Buildings [member] | Cost [member]
Disclosure of Detailed Information about Right of Use Assets and Lease Liabilities [Line Items]
Balance Beginning	6,501	1,431
Additions to right-of-use-assets	2,300	4,951
Reclassification to assets held for sale	(872)
Effect of change in foreign currency	228	119
Balance Ending	8,157	6,501
Buildings [member] | Amortization [member]
Disclosure of Detailed Information about Right of Use Assets and Lease Liabilities [Line Items]
Balance Beginning	1,272
Amortization charge for the year	2,430	1,272
Reclassification to assets held for sale	(243)
Effect of change in foreign currency	184
Balance Ending	$ 3,643	$ 1,272